Share-Based Payments - Activity on Share Options (Details) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2020 shares year R / shares	Jun. 30, 2020 ZAR (R) year R / shares	Jun. 30, 2020 year R / shares	Jun. 30, 2020 year R / shares	Jun. 30, 2019 ZAR (R) year R / shares
2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	12,792,357			12,792,357
Gain realised by participants on options and rights traded during the year | R		R 142			R 484
Fair value of options and rights exercised during the year | R		144			R 489
Participation units | Sisonke ESOP
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)				6,819,025	0
Options granted (in shares)				366,960	6,974,500
Options exercised or vested (in shares)				(257,271)	(107,100)
Options forfeited and lapsed (in shares)				(160,152)	(48,375)
Number of options and rights (in shares)				6,768,562	6,819,025
Weighted average option price (in SA rand per share)			R 48.21		R 27.16
Gain realised by participants on options and rights traded during the year | R		R 12			R 3
Remaining life (years) | year	1.5	1.5	1.5	1.5	2.5
SARs | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)				6,713,044	9,847,860
Weighted average option price (in SA rand per share)			R 26.45		R 50.20
Options exercised or vested (in shares)				(6,086,252)	(1,564,486)
Options exercised (in SA rand per share)			50.16		R 27.50
Options forfeited and lapsed (in shares)				(249,459)	(1,570,330)
Options forfeited and lapsed (in SA rand per share)			R 23.97		R 56.29
Number of options and rights (in shares)				377,333	6,713,044
Options and rights vested but not exercised (in shares)	377,333	377,333	377,333	377,333	5,692,965
Weighted average exercise price of share options exercisable in share-based payment arrangement	R 18.41	R 18.41	R 18.41	R 18.41	R 27.89
PS | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)				21,007,596	42,427,284
Options exercised or vested (in shares)				0	(20,166,093)
Options forfeited and lapsed (in shares)				(8,592,572)	(1,253,595)
Number of options and rights (in shares)				12,415,024	21,007,596
RS | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)				0	550,996
Options exercised or vested (in shares)				0	(550,996)
Options forfeited and lapsed (in shares)				0	0
Number of options and rights (in shares)				0	0
PS and RS | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Options and rights vested but not exercised (in shares)	0	0	0	0	0
DS | Management DSP
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)				0
Options granted (in shares)				1,218,013
Options exercised or vested (in shares)				0
Options forfeited and lapsed (in shares)				(55,861)
Number of options and rights (in shares)				1,162,152	0